Property plant and equipment (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 27, 2021	May 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Depriciation Expenses			$ 241,843	$ 97,956	$ 450,897	$ 147,903	$ 529,000	$ 82,662
Historical costs of assets	$ 725,064	$ 4,984,976
Accumulated depreciation	$ 620,491	$ 4,304,857